Background: (Details Narrative) $ / shares in Units, $ in Thousands					1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 24, 2018 USD ($) shares	Dec. 22, 2017 USD ($) $ / shares	Jul. 13, 2017 USD ($)	Jan. 23, 2017 USD ($)	Mar. 31, 2018 Number	Jul. 31, 2017 USD ($)	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 30, 2017 shares	Jul. 12, 2017 USD ($)	Dec. 31, 2015 USD ($)
Description of board of directors											Board of Directors consists of seven persons, of whom (i) three were designated by the Company’s departing board, (ii) three were designated by Contributor Parent; and (iii) one (the “Nonaffiliated Director”) was selected by the other six directors.
Common stock, par value | $ / shares							$ 0.01		$ 0.01		$ 0.01	$ 0.01
Common stock, authorized | shares							500,000,000		500,000,000		500,000,000	50,000,000
Preferred stock, par value | $ / shares											$ 0.01
Preferred stock, authorized | shares											32,000,000
Accumulated deficit							$ (137,030)		$ (137,030)		$ (135,022)	$ (115,635)
Net loss attributable to FC Global Realty Incorporated							1,750	$ 1,139	101	$ (710)	(19,384)	(13,264)
Cash and cash equivalents							$ 892	$ 2,079	$ 892	$ 2,079	948	$ 2,335			$ 3,302
Payment for settlement of royalty						$ 2,000
Gain (loss) on sale of asset											(4,652)
Translation adjustment on accumulated other comprehensive income											3,228
Number of shares isssued | shares									2,500,000
Additional Impairment Charge											$ 577
ICTV Brands, Inc. [Member]
Selling price of consumer product				$ 9,500
Purchase price of consumer product				5,000
Contingent royalty receivable				$ 4,500
Contribution Agreement [Member]
Common stock, par value | $ / shares											$ 0.01
Common stock, authorized | shares											500,000,000		50,000,000
Preferred stock, par value | $ / shares											$ 0.01
Preferred stock, authorized | shares											50,000,000		5,000,000
Asset Purchase Agreement [Member]
Proceeds from investor		$ 15,000
Proceeds from investments, net of expense		$ 1,500
Asset Purchase Agreement [Member] | Series B Preferred Stock [Member]
Shares issued, price per share | $ / shares		$ 1.00
Asset Purchase Agreement [Member] | ICTV Brands, Inc. [Member]
Proceeds in cash under agreement			$ 2,000
Bill of Sale and Assignment [Member] | Sigmatron International, Inc. [Member]
Deposit amount														$ 210
Subsequent Event [Member]
Number of directors resigned | Number					2
Subsequent Event [Member] | Asset Purchase Agreement [Member]
Proceeds from investments, net of expense	$ 2,225
Number of shares isssued | shares	2,225,000